Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
October 31, 2023
EDT-NPRT3-1223
1.950997.110
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Media - 3.2%
Comcast Corp. Class A	6,810,304	281,197,452
CONSUMER DISCRETIONARY - 2.8%
Diversified Consumer Services - 1.7%
H&R Block, Inc. (a)	3,716,712	152,571,028
Specialty Retail - 1.1%
Ross Stores, Inc.	805,400	93,402,238
TOTAL CONSUMER DISCRETIONARY		245,973,266
CONSUMER STAPLES - 13.3%
Beverages - 3.2%
Coca-Cola European Partners PLC	1,799,900	105,312,149
Keurig Dr. Pepper, Inc.	2,244,800	68,084,784
The Coca-Cola Co.	1,904,200	107,568,258
		280,965,191
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (b)	787,700	53,658,124
U.S. Foods Holding Corp. (b)	2,119,430	82,530,604
		136,188,728
Food Products - 3.0%
Lamb Weston Holdings, Inc.	422,000	37,895,600
Mondelez International, Inc.	2,592,700	171,662,667
Tyson Foods, Inc. Class A	1,197,700	55,513,395
		265,071,662
Household Products - 2.7%
Procter & Gamble Co.	863,700	129,580,911
Reckitt Benckiser Group PLC	913,000	61,086,055
The Clorox Co.	365,500	43,019,350
		233,686,316
Personal Care Products - 2.9%
Haleon PLC	15,744,600	63,105,781
Kenvue, Inc.	7,867,197	146,329,864
Unilever PLC sponsored ADR	1,062,700	50,318,845
		259,754,490
TOTAL CONSUMER STAPLES		1,175,666,387
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Antero Resources Corp. (b)	1,604,400	47,233,536
ConocoPhillips Co.	166,700	19,803,960
Dynagas LNG Partners LP (b)	994,300	2,535,465
Equinor ASA sponsored ADR	2,242,500	74,832,225
Exxon Mobil Corp.	3,910,200	413,894,671
Occidental Petroleum Corp.	1,205,900	74,536,679
Ovintiv, Inc.	1,275,900	61,243,200
Parex Resources, Inc.	4,159,269	79,721,197
Shell PLC ADR	1,235,700	80,493,498
		854,294,431
FINANCIALS - 22.2%
Banks - 9.3%
Bank of America Corp.	6,677,600	175,887,984
Cullen/Frost Bankers, Inc.	214,900	19,553,751
JPMorgan Chase & Co.	1,848,400	257,038,504
M&T Bank Corp.	739,644	83,394,861
PNC Financial Services Group, Inc.	668,000	76,465,960
U.S. Bancorp	1,978,200	63,065,016
Wells Fargo & Co.	3,740,400	148,755,708
		824,161,784
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	430,631	52,864,262
BlackRock, Inc. Class A	208,000	127,354,240
Invesco Ltd.	767,324	9,952,192
Northern Trust Corp.	652,500	43,006,275
		233,176,969
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (b)	1,101,166	375,860,991
Insurance - 6.0%
Chubb Ltd.	1,090,839	234,115,866
The Travelers Companies, Inc.	1,194,470	200,002,057
Willis Towers Watson PLC	405,300	95,606,217
		529,724,140
TOTAL FINANCIALS		1,962,923,884
HEALTH CARE - 19.4%
Health Care Providers & Services - 11.5%
Centene Corp. (b)	3,153,203	217,507,943
Cigna Group	818,907	253,206,044
CVS Health Corp.	1,773,900	122,416,839
Elevance Health, Inc.	288,426	129,817,658
Humana, Inc.	261,122	136,746,980
UnitedHealth Group, Inc.	301,344	161,387,793
		1,021,083,257
Pharmaceuticals - 7.9%
AstraZeneca PLC sponsored ADR	2,197,454	138,945,016
Bristol-Myers Squibb Co.	3,271,848	168,598,327
Johnson & Johnson	1,035,259	153,570,320
Roche Holding AG (participation certificate)	385,709	99,400,928
Sanofi SA sponsored ADR	3,080,178	139,378,055
		699,892,646
TOTAL HEALTH CARE		1,720,975,903
INDUSTRIALS - 8.1%
Aerospace & Defense - 4.0%
Airbus Group NV	362,900	48,656,259
L3Harris Technologies, Inc.	385,700	69,198,437
Lockheed Martin Corp.	202,600	92,110,064
Northrop Grumman Corp.	301,200	141,994,716
		351,959,476
Air Freight & Logistics - 0.4%
DHL Group	888,000	34,539,431
Electrical Equipment - 1.1%
Eaton Corp. PLC	123,900	25,760,049
Regal Rexnord Corp.	598,400	70,856,544
		96,616,593
Industrial Conglomerates - 0.6%
Siemens AG	440,000	58,387,501
Machinery - 1.4%
Deere & Co.	173,400	63,353,424
Oshkosh Corp.	73,600	6,456,928
Pentair PLC	1,005,000	58,410,600
		128,220,952
Professional Services - 0.6%
Maximus, Inc.	687,200	51,347,584
TOTAL INDUSTRIALS		721,071,537
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	4,204,675	219,189,708
IT Services - 2.3%
Amdocs Ltd.	1,380,538	110,663,926
Capgemini SA	275,500	48,688,782
Cognizant Technology Solutions Corp. Class A	689,779	44,470,052
		203,822,760
Software - 1.1%
Gen Digital, Inc.	3,563,028	59,360,046
Open Text Corp.	1,189,900	39,742,660
		99,102,706
TOTAL INFORMATION TECHNOLOGY		522,115,174
MATERIALS - 1.7%
Chemicals - 1.3%
DuPont de Nemours, Inc.	1,621,295	118,159,980
Metals & Mining - 0.4%
Lundin Mining Corp.	1,500,800	9,372,221
Newmont Corp.	554,929	20,793,190
		30,165,411
TOTAL MATERIALS		148,325,391
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (b)	650,372	45,096,794
UTILITIES - 9.5%
Electric Utilities - 6.8%
Constellation Energy Corp.	901,901	101,842,661
Edison International	1,692,600	106,735,356
Evergy, Inc.	700,000	34,398,000
NextEra Energy, Inc.	824,500	48,068,350
PG&E Corp. (b)	12,523,800	204,137,940
Southern Co.	1,541,476	103,741,335
		598,923,642
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	2,641,200	39,353,880
Multi-Utilities - 2.3%
Dominion Energy, Inc.	1,867,600	75,301,632
National Grid PLC	4,705,300	56,101,184
Sempra	1,067,500	74,757,025
		206,159,841
TOTAL UTILITIES		844,437,363
TOTAL COMMON STOCKS (Cost $7,390,985,618)		8,522,077,582

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	188,872	4,496,362
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,581,120	102,897,752
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $106,105,991)		107,394,114

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	231,291,042	231,337,300
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	4,102,990	4,103,400
TOTAL MONEY MARKET FUNDS (Cost $235,440,700)		235,440,700

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $7,732,532,309)	8,864,912,396
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(15,468,146)
NET ASSETS - 100.0%	8,849,444,250

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	134,700,535	2,801,473,976	2,704,837,211	9,205,751	-	-	231,337,300	0.5%
Fidelity Securities Lending Cash Central Fund 5.40%	20,631,250	413,297,351	429,825,201	1,061,164	-	-	4,103,400	0.0%
Total	155,331,785	3,214,771,327	3,134,662,412	10,266,915	-	-	235,440,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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